UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

Deutsche Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 85.4%
Consumer Discretionary 14.7%
Ally Financial, Inc., 3.25%, 2/13/2018		265,000	265,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	83,000
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	176,137
7.0%, 5/20/2022		135,000	144,450
APX Group, Inc., 6.375%, 12/1/2019		75,000	75,188
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	211,640
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		150,000	157,125
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	130,500
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	111,563
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		215,000	225,212
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	160,425
Cablevision Systems Corp.:
5.875%, 9/15/2022		165,000	170,775
8.0%, 4/15/2020		150,000	170,812
CCOH Safari LLC:
5.5%, 12/1/2022		80,000	82,700
5.75%, 12/1/2024		80,000	82,800
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	213,732
144A, 6.375%, 9/15/2020		430,000	455,800
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	99,513
Series B, 6.5%, 11/15/2022		135,000	142,425
Series A, 7.625%, 3/15/2020		20,000	20,950
Series B, 7.625%, 3/15/2020		230,000	243,225
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	10,200
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		260,000	265,525
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	72,800
Dana Holding Corp., 5.5%, 12/15/2024		55,000	56,788
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	409,500
5.0%, 3/15/2023		125,000	120,312
6.75%, 6/1/2021		30,000	31,988
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		315,000	329,175
144A, 5.75%, 3/1/2023		105,000	110,513
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	161,250
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		150,000	150,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	169,725
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	88,294
7.5%, 7/15/2020		30,000	32,100
11.5%, 7/15/2020		105,000	120,750
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	60,088
iHeartCommunications, Inc.:
9.0%, 12/15/2019		195,000	192,562
11.25%, 3/1/2021		50,000	51,500
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		50,000	46,875
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		20,000	20,300
144A, 7.0%, 9/1/2020		130,000	139,425
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	94,725
Mediacom Broadband LLC:
5.5%, 4/15/2021		20,000	20,350
6.375%, 4/1/2023		155,000	163,331
Mediacom LLC, 7.25%, 2/15/2022		45,000	48,600
MGM Resorts International:
6.0%, 3/15/2023		85,000	88,400
6.75%, 10/1/2020		163,000	178,179
7.625%, 1/15/2017		100,000	108,000
8.625%, 2/1/2019		205,000	235,750
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,013
Numericable-SFR:
144A, 4.875%, 5/15/2019		195,000	195,000
144A, 6.0%, 5/15/2022		290,000	295,075
Penske Automotive Group, Inc., 5.375%, 12/1/2024		200,000	207,000
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		60,000	63,750
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	83,600
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,125
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	47,925
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		80,000	84,300
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	112,412
Starz LLC, 5.0%, 9/15/2019		60,000	61,800
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	46,125
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		55,000	54,381
UCI International, Inc., 8.625%, 2/15/2019		45,000	41,513
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	316,500
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	89,400
Visant Corp., 10.0%, 10/1/2017		20,000	18,050

			8,812,946
Consumer Staples 1.8%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		16,000	17,560
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		145,000	133,762
144A, 6.75%, 1/1/2020		55,000	55,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	94,500
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		195,000	198,900
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		205,000	215,638
144A, 8.25%, 2/1/2020		65,000	68,900
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	98,100
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		45,000	46,013
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		20,000	17,000
Smithfield Foods, Inc., 6.625%, 8/15/2022		4,000	4,350
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	64,425
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	83,900

			1,098,048
Energy 12.0%
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	55,160
Antero Resources Corp., 5.125%, 12/1/2022		100,000	98,500
Antero Resources Finance Corp., 5.375%, 11/1/2021		85,000	85,637
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		25,000	23,813
144A, 5.625%, 6/1/2024		35,000	33,014
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		75,000	59,625
6.75%, 11/1/2020		215,000	181,675
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		35,000	36,050
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		80,000	63,200
8.625%, 10/15/2020		10,000	8,200
California Resources Corp.:
144A, 5.0%, 1/15/2020		40,000	36,700
144A, 5.5%, 9/15/2021		102,000	93,075
144A, 6.0%, 11/15/2024		40,000	35,650
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	51,800
Chesapeake Energy Corp.:
5.75%, 3/15/2023		135,000	140,906
6.125%, 2/15/2021		15,000	15,938
Concho Resources, Inc., 5.5%, 4/1/2023		55,000	56,925
Continental Resources, Inc., 3.8%, 6/1/2024		130,000	121,195
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		60,000	60,300
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		400,000	405,100
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		100,000	106,500
Ecopetrol SA, 5.875%, 5/28/2045		200,000	191,980
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		195,000	189,150
EP Energy LLC, 6.875%, 5/1/2019		140,000	143,500
EV Energy Partners LP, 8.0%, 4/15/2019		375,000	354,150
Halcon Resources Corp., 8.875%, 5/15/2021		20,000	15,200
Holly Energy Partners LP, 6.5%, 3/1/2020		45,000	43,875
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		200,000	206,000
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		60,000	48,600
Linn Energy LLC, 6.25%, 11/1/2019		55,000	46,888
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		85,000	82,237
144A, 7.0%, 3/31/2024		270,000	262,912
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		65,000	62,400
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		110,000	117,287
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	83,800
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	211,600
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	169,500
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		90,000	88,200
6.875%, 1/15/2023		60,000	58,050
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	162,000
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019		150,000	110,625
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		200,000	205,100
QGOG Atlantic, 144A, 5.25%, 7/30/2018		398,175	348,403
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		154,850	166,851
Regency Energy Partners LP:
5.0%, 10/1/2022		40,000	42,400
5.875%, 3/1/2022		10,000	10,925
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	275,171
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		80,000	80,500
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	266,175
5.625%, 4/15/2023		100,000	102,250
144A, 5.625%, 3/1/2025 (b)		75,000	75,375
5.75%, 5/15/2024		260,000	265,850
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		179,867	108,370
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		15,000	7,800
Seventy Seven Operating LLC, 6.625%, 11/15/2019		85,000	68,213
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	125,425
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		20,000	20,350
144A, 5.0%, 1/15/2018		155,000	161,200
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		75,000	78,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		50,000	41,000
Whiting Petroleum Corp., 5.75%, 3/15/2021		55,000	54,175
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	300,900

			7,221,350
Financials 5.4%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		400,000	338,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	100,396
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		200,000	227,320
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	198,125
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	418,631
5.0%, 5/15/2017		80,000	83,200
Corpbanca SA, 144A, 3.875%, 9/22/2019		500,000	505,094
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	211,500
Credit Agricole SA, 144A, 7.875%, 1/29/2049		125,000	131,507
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		85,000	90,525
E*TRADE Financial Corp., 5.375%, 11/15/2022		50,000	52,750
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	109,187	0
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	119,350
(REIT), 6.875%, 5/1/2021		110,000	118,663
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	117,700
Popular, Inc., 7.0%, 7/1/2019		55,000	55,275
Societe Generale SA, 144A, 7.875%, 12/29/2049		190,000	192,612
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	98,088
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	192,656

			3,251,392
Health Care 7.9%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		40,000	42,800
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	719,325
5.125%, 8/1/2021		20,000	20,850
6.875%, 2/1/2022		80,000	85,550
7.125%, 7/15/2020		750,000	801,562
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		195,000	180,862
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	81,400
144A, 5.75%, 1/15/2022		80,000	84,300
144A, 6.0%, 2/1/2025		45,000	47,644
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		45,000	50,175
HCA, Inc.:
5.25%, 4/15/2025		45,000	49,444
5.375%, 2/1/2025		100,000	106,000
6.5%, 2/15/2020		340,000	386,750
7.5%, 2/15/2022		170,000	200,600
Hologic, Inc., 6.25%, 8/1/2020		80,000	83,800
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	104,500
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		105,000	111,563
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		125,000	132,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		62,000	66,185
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		90,000	94,725
144A, 6.75%, 8/15/2018		820,000	871,250
144A, 7.5%, 7/15/2021		385,000	417,725

			4,739,510
Industrials 12.4%
ADT Corp.:
3.5%, 7/15/2022		55,000	50,463
4.125%, 4/15/2019		15,000	15,206
5.25%, 3/15/2020		90,000	94,275
6.25%, 10/15/2021		60,000	64,950
Air Lease Corp., 4.75%, 3/1/2020		110,000	118,525
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		70,000	65,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		105,000	100,275
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	138,375
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		60,000	58,500
144A, 5.5%, 9/15/2018 (b)		30,000	30,413
144A, 5.75%, 3/15/2022		90,000	85,950
144A, 6.0%, 10/15/2022		95,000	90,963
144A, 7.5%, 3/15/2025 (b)		30,000	30,338
144A, 7.75%, 3/15/2020		465,000	484,762
Casella Waste Systems, Inc., 7.75%, 2/15/2019		140,000	141,400
CNH Capital LLC, 3.25%, 2/1/2017		335,000	337,512
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	88,400
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		215,000	218,225
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	109,725
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	53,350
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	291,930
DR Horton, Inc., 4.0%, 2/15/2020		30,000	30,300
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	136,440
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		85,000	87,656
FTI Consulting, Inc.:
6.0%, 11/15/2022		80,000	85,000
6.75%, 10/1/2020		295,000	311,594
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	102,637
Gates Global LLC, 144A, 6.0%, 7/15/2022		70,000	67,200
GenCorp, Inc., 7.125%, 3/15/2021		185,000	195,637
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		120,000	125,850
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		500,000	490,590
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		220,000	228,800
Meritor, Inc.:
6.25%, 2/15/2024		80,000	81,400
6.75%, 6/15/2021		115,000	120,462
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	51,625
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		310,000	290,625
Nortek, Inc., 8.5%, 4/15/2021		85,000	91,375
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		288,720	222,314
144A, 6.75%, 10/1/2022		471,250	365,219
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	61,500
144A, 5.375%, 3/1/2025 (b)		5,000	5,113
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		145,000	140,200
SBA Communications Corp., 5.625%, 10/1/2019		75,000	78,938
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	109,462
Titan International, Inc., 6.875%, 10/1/2020		260,000	236,600
TransDigm, Inc.:
6.0%, 7/15/2022		95,000	96,188
6.5%, 7/15/2024		55,000	56,238
7.5%, 7/15/2021		305,000	325,206
Triumph Group, Inc., 5.25%, 6/1/2022		45,000	44,325
United Rentals North America, Inc.:
5.75%, 7/15/2018		245,000	254,341
6.125%, 6/15/2023		10,000	10,725
7.625%, 4/15/2022		120,000	133,297
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,113
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		75,000	81,281
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		75,000	79,734

			7,471,622
Information Technology 6.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,575
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	358,450
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	98,562
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		110,000	116,875
144A, 6.125%, 11/1/2023		35,000	37,100
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		165,000	154,069
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		115,000	96,313
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		50,000	48,938
CDW LLC:
5.5%, 12/1/2024		200,000	208,000
6.0%, 8/15/2022		70,000	74,725
CyrusOne LP, 6.375%, 11/15/2022		40,000	42,400
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	97,137
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	57,200
Equinix, Inc.:
5.375%, 1/1/2022		70,000	72,975
5.375%, 4/1/2023		265,000	277,091
5.75%, 1/1/2025		50,000	52,500
First Data Corp.:
144A, 6.75%, 11/1/2020		435,000	466,537
144A, 7.375%, 6/15/2019		95,000	99,750
144A, 8.75%, 1/15/2022		180,000	194,400
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	107,750
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	114,187
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		70,000	71,663
NCR Corp.:
5.875%, 12/15/2021		20,000	20,700
6.375%, 12/15/2023		50,000	52,875
Open Text Corp., 144A, 5.625%, 1/15/2023		60,000	61,800
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023 (b)		45,000	45,619
Sanmina Corp., 144A, 4.375%, 6/1/2019		10,000	10,075
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		500,000	513,491

			3,587,757
Materials 9.1%
Berry Plastics Corp.:
5.5%, 5/15/2022		160,000	167,200
9.75%, 1/15/2021		80,000	89,100
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	56,650
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	210,250
CITIC Ltd., REG S, 6.8%, 1/17/2023		500,000	587,335
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		90,000	92,025
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	95,175
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		45,000	41,850
144A, 7.0%, 2/15/2021		170,000	157,675
FMG Resources (August 2006) Pty Ltd., 144A, 8.25%, 11/1/2019		110,000	103,950
Greif, Inc., 7.75%, 8/1/2019		230,000	262,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		220,000	210,100
8.875%, 2/1/2018		60,000	50,550
Huntsman International LLC, 8.625%, 3/15/2021		50,000	53,833
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	108,375
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	258,125
Novelis, Inc., 8.75%, 12/15/2020		490,000	531,650
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	101,750
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022		65,000	68,494
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	96,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		920,000	955,650
6.875%, 2/15/2021		205,000	216,787
8.25%, 2/15/2021		130,000	136,825
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,050
144A, 5.125%, 12/1/2024		15,000	15,675
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		75,000	73,875
Tronox Finance LLC, 6.375%, 8/15/2020		75,000	74,719
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	195,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	400,260
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,050
144A, 5.625%, 10/1/2024		15,000	16,125

			5,495,053
Telecommunication Services 14.4%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	112,350
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	217,336
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	42,800
Series N, 6.0%, 4/1/2017		500,000	535,000
Series W, 6.75%, 12/1/2023		105,000	118,584
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	575,100
8.75%, 3/15/2018		206,000	210,635
CommScope, Inc., 144A, 5.0%, 6/15/2021		95,000	96,188
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		95,000	90,488
144A, 8.25%, 9/30/2020		487,000	492,600
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	205,000
144A, 8.25%, 9/1/2017		530,000	543,250
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	46,238
6.875%, 1/15/2025		195,000	195,488
7.125%, 1/15/2023		515,000	537,531
8.25%, 4/15/2017		119,000	132,239
8.5%, 4/15/2020		35,000	39,550
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		275,000	300,438
7.625%, 6/15/2021		90,000	99,900
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		165,000	156,131
7.5%, 4/1/2021		465,000	487,087
Intelsat Luxembourg SA:
7.75%, 6/1/2021		255,000	236,194
8.125%, 6/1/2023		35,000	32,550
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	222,458
6.125%, 1/15/2021		60,000	63,525
7.0%, 6/1/2020		145,000	155,905
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	195,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	94,164
144A, 9.0%, 11/15/2018		305,000	354,562
Sprint Corp., 7.125%, 6/15/2024		440,000	437,800
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		40,000	42,100
6.625%, 11/15/2020		65,000	68,575
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		500,000	501,250
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		100,000	109,500
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		190,000	205,913
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	84,800
Windstream Corp.:
6.375%, 8/1/2023		95,000	87,400
7.5%, 4/1/2023		150,000	147,375
7.75%, 10/15/2020		30,000	31,041
7.75%, 10/1/2021		265,000	267,650
Zayo Group LLC, 144A, 6.0%, 4/1/2023		60,000	61,350

			8,633,045
Utilities 1.7%
Calpine Corp.:
5.375%, 1/15/2023		85,000	86,275
5.75%, 1/15/2025		85,000	86,700
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		15,000	15,919
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		110,000	102,300
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		200,000	209,500
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	68,250
NRG Energy, Inc.:
6.25%, 5/1/2024		285,000	290,700
7.875%, 5/15/2021		80,000	86,960
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		70,000	68,950

			1,015,554

Total Corporate Bonds (Cost $51,744,248)			51,326,277
Government & Agency Obligations 7.6%
Other Government Related (c) 0.4%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	239,163
Sovereign Bonds 7.2%
Dominican Republic, 144A, 6.85%, 1/27/2045		100,000	106,500
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	220,718
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		500,000	494,750
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	216,240
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	178
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	76,219
144A, 7.65%, 6/15/2035		100,000	106,500
Republic of Hungary:
4.0%, 3/25/2019		200,000	209,500
6.5%, 6/24/2019	HUF	11,600,000	50,308
Republic of Indonesia, 144A, 3.375%, 4/15/2023		200,000	198,250
Republic of Panama, 9.375%, 1/16/2023		665,000	924,350
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	180,000	53,356
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	215,000
144A, 5.5%, 10/26/2022		500,000	573,230
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	200,500
Republic of Uruguay, 5.1%, 6/18/2050		140,000	145,320
Republic of Vietnam, 144A, 4.8%, 11/19/2024		200,000	210,000
United Mexican States:
3.6%, 1/30/2025		200,000	206,000
Series M, 4.75%, 6/14/2018	MXN	1,300,000	87,265
Series M 20, 8.5%, 5/31/2029	MXN	650,000	53,863

			4,348,047

Total Government & Agency Obligations (Cost $4,621,862)			4,587,210
Loan Participations and Assignments 41.1%
Senior Loans **
Consumer Discretionary 12.3%
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		1,005,709	1,002,883
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		365,352	366,724
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		413,655	414,561
CSC Holdings, Inc., Term Loan B, 2.672%, 4/17/2020		1,155,916	1,153,263
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		178,635	177,826
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		775,000	780,088
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1,061,404	1,062,730
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		143,048	143,173
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		415,800	417,879
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		948,094	930,915
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		930,150	930,731

			7,380,773
Consumer Staples 6.0%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		712,992	718,489
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		1,221,959	1,221,709
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		452,037	453,309
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		317,792	316,556
Term Loan H, 3.0%, 4/29/2020		729,460	726,987
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		163,763	164,786

			3,601,836
Energy 1.8%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		648,308	626,026
Tallgrass Operations LLC:
Term Delayed Draw, 4.44%, 11/13/2017		111,123	108,901
Term Loan B, 5.438%, 11/13/2018		355,551	354,069

			1,088,996
Financials 0.9%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		140,000	141,487
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		425,000	425,708

			567,195
Health Care 4.1%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		218,900	219,585
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		207,900	208,689
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		1,130,320	1,133,994
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		316,465	315,165
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		291,407	291,437
Term Loan B, 3.5%, 12/11/2019		275,431	275,346

			2,444,216
Industrials 3.7%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		250,000	250,989
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		993,719	981,506
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		534,950	533,749
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		443,335	444,000

			2,210,244
Information Technology 1.2%
First Data Corp., Term Loan, 4.172%, 3/24/2021		490,000	492,144
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		138,947	138,898
Spansion LLC, Term Loan, 3.75%, 12/19/2019		70,421	70,297

			701,339
Materials 4.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		741,275	739,978
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		529,012	525,981
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		738,722	736,923
Term Loan E, 3.75%, 1/6/2021		304,001	304,226
MacDermid, Inc.:
Term Loan B2, 4.75%, 6/7/2020		350,000	352,915
First Lien Term Loan, 4.5%, 6/7/2020		226,550	227,768

			2,887,791
Telecommunication Services 3.4%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		1,165,380	1,167,507
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,738	14,749
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		485,000	485,788
Term Loan B5, 4.5%, 1/31/2022		180,000	181,107
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		208,447	206,363

			2,055,514
Utilities 2.9%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		643,304	645,076
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,125,384	1,125,148

			1,770,224

Total Loan Participations and Assignments (Cost $24,734,395)			24,708,128
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $106,596)		105,307	181,918
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $119,854)		175,000	157,500

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		2	4,580
Industrials 0.0%
Congoleum Corp.*		2,000	0
Quad Graphics, Inc.		29	679

			679
Materials 0.0%
GEO Specialty Chemicals, Inc.*		1,741	1,155

Total Common Stocks (Cost $25,316)			6,414
Preferred Stock 0.4%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $232,624)		243	244,860
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		9,761	6,400
Hercules Trust II, Expiration Date 3/31/2029*		95	697

Total Warrants (Cost $20,980)			7,097

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $9,870)		200,000	879

		Shares	Value ($)

Cash Equivalents 2.0%
Central Cash Management Fund, 0.06% (e) (Cost $1,212,273)		1,212,273	1,212,273

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $82,828,018) †		137.1	82,432,556
Other Assets and Liabilities, Net		1.1	683,502
Notes Payable		(38.2)	(23,000,000)

Net Assets		100.0	60,116,058

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	110,000	65,665	102,300
Hellas Telecommunications Finance*	8.071%	7/15/2015	EUR	109,187	32,169	0
					97,834	102,300

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $82,817,642.  At February 28, 2015, net unrealized depreciation for all securities based on tax cost was $385,086.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,602,975 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,988,061.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	5,864	4,580	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate as of February 28, 2015 was 0.26%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.22% - Pay Floating – 3-Month LIBOR	4/22/2016 4/22/2026	200,000	1	4/20/2016	7,130	(367)

(f) Unrealized appreciation on written options on interest rate swap contracts at February 28, 2015 was $6,763.
At February 28, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	260,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	20,884	10,989	9,895
12/22/2014 3/20/2020	100,000	3	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	17,944	16,091	1,853

Total unrealized appreciation	11,748

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
At February 28, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	2,100,000	USD	141,999	3/31/2015	1,677	JPMorgan Chase Securities, Inc.
USD	139,669	MXN	2,100,000	3/31/2015	653	BNP Paribas
USD	69,859	MXN	1,050,000	3/31/2015	302	Barclays Bank PLC
PLN	200,000	USD	54,969	4/7/2015	1,103	BNP Paribas
USD	296,178	INR	18,600,000	4/22/2015	788	Commonwealth Bank of Australia
Total unrealized appreciation					4,523

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

MXN	3,150,000	USD	210,476	3/31/2015	(6)	BNP Paribas
USD	296,178	INR	18,600,000	5/11/2015	(318)	Commonwealth Bank of Australia
Total unrealized depreciation					(324)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$51,326,277	$0	$51,326,277
Government & Agency Obligations	—	4,587,210	—	4,587,210
Loan Participations and Assignments	—	24,599,227	108,901	24,708,128
Convertible Bond	—	—	181,918	181,918
Preferred Security	—	157,500	—	157,500
Common Stocks (i)	679	—	5,735	6,414
Preferred Stock	—	244,860	—	244,860
Warrants	—	—	7,097	7,097
Short-Term Investments	1,212,273	—	—	1,212,273
Derivatives (j)
Purchased Options	—	879	—	879
Credit Default Swap Contracts	—	11,748	—	11,748
Forward Foreign Currency Exchange Contracts	—	4,523	—	4,523

Total	$1,212,952	$80,932,224	$303,651	$82,448,827

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Written Options	$—	$(367)	$—	$(367)
Forward Foreign Currency Exchange Contracts	—	(324)	—	(324)

Total	$—	$(691)	$—	$(691)

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased and written options, unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$11,748	$—	$—
Foreign Exchange Contracts	$—	$4,199	$—
Interest Rate Contracts	$—	$—	$(2,228)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015